Purchase from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Purchase from related parties	$ 292		$ 1,312		$ 357
Wuxi iCarnegie
Related Party Transaction [Line Items]
Purchase from related parties	292	[1]	1,159	[1]	357	[1]
iSoftStone Technologies Co., Ltd.
Related Party Transaction [Line Items]
Purchase from related parties			$ 153

[1]	The purchase from Wuxi iCarnegie in 2012 is mainly related to subcontracting cost.